UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV*

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

*	MFS Global New Discovery Fund, a series of the Registrant, commenced investment operations on December 16, 2011.

ITEM 1.	SCHEDULE OF INVESTMENTS.

A schedule of investments for the MFS Global New Discovery Fund is not included in this Form N-Q because the fund did not commence investment operations until after the reporting period. Please see the note on the cover page.

MFS® Mid Cap Growth Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.1%
Aerospace - 1.0%
BE Aerospace, Inc. (a)	239,940	$9,345,659

Alcoholic Beverages - 0.2%
Tsingtao Brewery Co. Ltd.	328,000	$1,801,222

Apparel Manufacturers - 1.5%
Li & Fung Ltd.	1,886,000	$3,852,026
Polo Ralph Lauren Corp.	11,940	1,693,808
PVH Corp.	113,370	7,696,689

		$13,242,523
Automotive - 1.7%
BorgWarner Transmission Systems, Inc. (a)	90,760	$5,982,899
LKQ Corp. (a)	311,420	9,507,653

		$15,490,552
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	241,540	$16,584,136
Gen-Probe, Inc. (a)	100,650	6,339,944

		$22,924,080
Broadcasting - 1.0%
Discovery Communications, Inc., “A” (a)	217,756	$9,141,397

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	111,320	$10,527,532
Evercore Partners, Inc.	99,650	2,759,309
IntercontinentalExchange, Inc. (a)	64,960	7,906,931

		$21,193,772
Business Services - 6.0%
Cognizant Technology Solutions Corp., “A” (a)	172,739	$11,633,972
Concur Technologies, Inc. (a)	90,580	4,278,093
FleetCor Technologies, Inc. (a)	125,890	3,575,276
Gartner, Inc. (a)	257,330	9,734,794
Jones Lang LaSalle, Inc.	73,870	4,758,705
MSCI, Inc., “A” (a)	182,250	6,150,938
Verisk Analytics, Inc., “A” (a)	360,780	14,171,438

		$54,303,216
Chemicals - 0.8%
Celanese Corp.	145,320	$6,755,927

Computer Software - 7.6%
Ariba, Inc. (a)	119,920	$3,639,572
Autodesk, Inc. (a)	264,910	9,025,484
Check Point Software Technologies Ltd. (a)	299,070	16,550,534
Informatica Corp. (a)	77,580	3,487,609
Parametric Technology Corp. (a)	418,350	8,714,231
Red Hat, Inc. (a)	268,140	13,428,451
SuccessFactors, Inc. (a)	103,990	2,662,144
TIBCO Software, Inc. (a)	266,520	7,302,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
VeriSign, Inc.	91,807	$3,082,879

		$67,893,552
Computer Software - Systems - 4.3%
BroadSoft, Inc. (a)	100,000	$3,508,000
MICROS Systems, Inc. (a)	235,440	11,105,705
NICE Systems Ltd., ADR (a)	170,850	5,737,143
Qlik Technologies, Inc. (a)	263,630	7,215,553
Teradata Corp. (a)	79,280	4,299,354
Verifone Systems, Inc. (a)	145,650	6,386,753

		$38,252,508
Construction - 2.9%
NVR, Inc. (a)	6,830	$4,575,076
Owens Corning (a)	224,470	6,442,289
Sherwin-Williams Co.	85,290	7,405,731
Stanley Black & Decker, Inc.	112,755	7,377,560

		$25,800,656
Consumer Services - 1.8%
Anhanguera Educacional Participacoes S.A.	141,600	$1,370,310
HomeAway, Inc. (a)(l)	35,680	933,389
Priceline.com, Inc. (a)	18,927	9,196,440
Sotheby’s	161,670	5,078,055

		$16,578,194
Containers - 1.4%
Ball Corp.	278,630	$9,782,699
Silgan Holdings, Inc.	75,840	2,953,210

		$12,735,909
Electrical Equipment - 4.5%
AMETEK, Inc.	415,065	$17,781,385
Danaher Corp.	202,050	9,775,179
Mettler-Toledo International, Inc. (a)	44,340	7,085,532
MSC Industrial Direct Co., Inc., “A”	81,460	5,663,914

		$40,306,010
Electronics - 2.8%
Altera Corp.	115,490	$4,350,508
ARM Holdings PLC	765,596	7,186,991
Hittite Microwave Corp. (a)	57,155	3,109,804
JDS Uniphase Corp. (a)	165,850	1,821,033
Microchip Technology, Inc.	247,170	8,628,705

		$25,097,041
Energy - Independent - 6.2%
Cabot Oil & Gas Corp.	166,270	$14,729,859
Celtic Exploration Ltd. (a)	321,460	7,784,756
Concho Resources, Inc. (a)	76,040	7,727,185
EQT Corp.	106,620	6,611,506
Paramount Resources Ltd. (a)	82,790	3,308,516
Pioneer Natural Resources Co.	62,580	5,916,313
SM Energy Co.	125,660	9,988,713

		$56,066,848
Engineering - Construction - 0.4%
Fluor Corp.	70,437	$3,861,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 3.3%
Coca-Cola Enterprises, Inc.	172,940	$4,517,193
Green Mountain Coffee Roasters, Inc. (a)	117,660	6,168,914
Mead Johnson Nutrition Co., “A”	211,130	15,910,757
Want Want China Holdings Ltd.	3,200,000	3,356,439

		$29,953,303
Gaming & Lodging - 1.8%
Pinnacle Entertainment, Inc. (a)	187,040	$1,977,013
Royal Caribbean Cruises Ltd.	301,308	8,349,245
Wynn Resorts Ltd.	50,550	6,094,308

		$16,420,566
General Merchandise - 0.8%
Dollar General Corp. (a)	184,250	$7,475,023

Insurance - 0.2%
Willis Group Holdings PLC	41,640	$1,468,226

Internet - 1.1%
LinkedIn Corp., “A” (a)(l)	57,490	$3,790,316
OpenTable, Inc. (a)(l)	108,220	3,827,741
Shutterfly, Inc. (a)	73,940	2,002,295

		$9,620,352
Machinery & Tools - 4.3%
Finning International, Inc.	130,030	$2,975,538
Flowserve Corp.	94,670	9,729,236
Joy Global, Inc.	95,170	8,687,118
Polypore International, Inc. (a)	160,060	7,850,943
WABCO Holdings, Inc. (a)	191,260	8,991,133

		$38,233,968
Medical & Health Technology & Services - 5.3%
AmerisourceBergen Corp.	169,910	$6,312,157
Cerner Corp. (a)	184,730	11,264,835
DaVita, Inc. (a)	88,420	6,735,836
Diagnosticos da America S.A.	518,300	3,754,655
IDEXX Laboratories, Inc. (a)	96,130	7,228,015
Patterson Cos., Inc.	249,380	7,523,795
SXC Health Solutions Corp. (a)	76,220	4,483,260

		$47,302,553
Medical Equipment - 4.5%
Cooper Cos., Inc.	99,455	$6,092,613
Covidien PLC	100,560	4,580,508
Edwards Lifesciences Corp. (a)	73,400	4,846,602
Intuitive Surgical, Inc. (a)	7,840	3,404,206
NxStage Medical, Inc. (a)	108,280	2,120,122
Pall Corp.	153,300	8,353,317
Sirona Dental Systems, Inc. (a)	42,810	1,902,476
Thermo Fisher Scientific, Inc. (a)	193,410	9,138,623

		$40,438,467
Network & Telecom - 3.0%
Acme Packet, Inc. (a)	209,720	$7,010,940
F5 Networks, Inc. (a)	68,110	7,698,473
Fortinet, Inc. (a)	343,970	8,251,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
Polycom, Inc. (a)	226,490	$3,827,681

		$26,788,934
Oil Services - 4.3%
Cameron International Corp. (a)	263,254	$14,213,083
Dresser-Rand Group, Inc. (a)	286,410	14,913,369
FMC Technologies, Inc. (a)	186,340	9,756,762

		$38,883,214
Other Banks & Diversified Financials - 2.0%
BankUnited, Inc.	84,930	$1,842,132
MasterCard, Inc., “A”	42,060	15,753,573

		$17,595,705
Pharmaceuticals - 1.0%
Genomma Lab Internacional S.A., “B” (a)	1,604,500	$3,413,567
Perrigo Co.	53,580	5,245,482

		$8,659,049
Pollution Control - 2.1%
Stericycle, Inc. (a)	101,620	$8,233,252
Waste Connections, Inc.	320,695	10,509,175

		$18,742,427
Railroad & Shipping - 1.3%
Kansas City Southern Co. (a)	178,530	$12,145,396

Restaurants - 0.6%
Starbucks Corp.	129,790	$5,643,269

Specialty Chemicals - 2.2%
Airgas, Inc.	195,030	$15,007,559
Rockwood Holdings, Inc. (a)	109,670	4,886,895

		$19,894,454
Specialty Stores - 6.6%
Francesca’s Holdings Corp. (a)	224,510	$3,704,415
PetSmart, Inc.	193,710	9,346,508
Ross Stores, Inc.	187,710	16,723,084
Tiffany & Co.	145,960	9,785,158
Tractor Supply Co.	133,550	9,646,317
Urban Outfitters, Inc. (a)	368,150	9,932,687

		$59,138,169
Telecommunications - Wireless - 0.1%
NII Holdings, Inc. (a)	53,470	$1,230,345

Telephone Services - 2.2%
American Tower Corp., “A” (a)	331,330	$19,548,470

Trucking - 0.9%
Expeditors International of Washington, Inc.	195,190	$8,492,717

Utilities - Electric Power - 0.5%
CMS Energy Corp.	197,620	$4,134,210
Total Common Stocks		$872,599,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.6%
Morgan Stanley, Repurchase Agreement, 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,702,517 (secured by U.S. Treasury and Federal Agency obligations valued at $5,816,557 in an individually traded account)	$5,702,500	$5,702,500

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	25,681,849	$25,681,849
Total Investments		$903,983,588

Other Assets, Less Liabilities - (0.6)%		(5,124,707)
Net Assets - 100.0%		$898,858,881

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$811,507,542	$—	$—	$811,507,542
Israel	22,287,677	—	—	22,287,677
Canada	14,068,810	—	—	14,068,810
United Kingdom		7,186,991	—	7,186,991
China	—	5,157,662	—	5,157,662
Brazil	5,124,965	—	—	5,124,965
Hong Kong	—	3,852,025	—	3,852,025
Mexico	3,413,567	—	—	3,413,567
Short Term Securities	—	5,702,500	—	5,702,500
Mutual Funds	25,681,849	—	—	25,681,849
Total Investments	$882,084,410	$21,899,178	$—	$903,983,588

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$801,717,028
Gross unrealized appreciation	$139,191,132
Gross unrealized depreciation	(36,924,572)
Net unrealized appreciation (depreciation)	$102,266,560

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,137,457	59,512,405	(61,968,013)	25,681,849

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,678	$25,681,849

MFS® Government Money Market Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 62.8%
Fannie Mae, 0.03%, due 12/21/11	$1,000,000	$999,984
Fannie Mae, 0.02%, due 12/28/11	160,000	159,998
Fannie Mae, 0.04%, due 1/18/12	193,000	192,990
Fannie Mae, 0.025%, due 1/25/12	495,000	494,981
Fannie Mae, 0.12%, due 2/03/12	500,000	499,893
Fannie Mae, 0.06%, due 2/15/12	480,000	479,939
Fannie Mae, 0.065%, due 4/25/12	245,000	244,935
Fannie Mae, 0.12%, due 7/02/12	470,000	469,665
Farmer Mac, 0.11%, due 8/15/12	100,000	99,921
Federal Home Loan Bank, 0.025%, due 12/21/11	480,000	479,993
Federal Home Loan Bank, 0.025%, due 12/23/11	480,000	479,993
Federal Home Loan Bank, 0.01%, due 1/13/12	476,000	475,994
Federal Home Loan Bank, 0.078%, due 4/27/12	149,000	148,952
Freddie Mac, 0.015%, due 12/05/11	480,000	479,999
Freddie Mac, 0.039%, due 12/05/11	485,000	484,998
Freddie Mac, 0.13%, due 12/05/11	500,000	499,993
Freddie Mac, 0.13%, due 12/20/11	200,000	199,986
Freddie Mac, 0.02%, due 12/27/11	480,000	479,993
Freddie Mac, 0.025%, due 12/27/11	480,000	479,991
Freddie Mac, 0.055%, due 1/24/12	300,000	299,975
Freddie Mac, 0.13%, due 2/08/12	200,000	199,950
Freddie Mac, 0.102%, due 2/13/12	378,000	377,921
Freddie Mac, 0.1%, due 3/26/12	500,000	499,839
Freddie Mac, 0.11%, due 8/07/12	475,000	474,637
Freddie Mac, 0.1%, due 8/15/12	235,000	234,832
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$9,939,352

Repurchase Agreements - 37.2%
Goldman Sachs, 0.10%, dated 11/30/11, due 12/01/11, total to be received $2,729,008 (secured by U.S. Treasury and Federal Agency obligations valued at $2,783,582 in a jointly traded account)	$2,729,000	$2,729,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11, total to be received $3,167,008 (secured by U.S. Treasury and Federal Agency obligations valued at $3,230,353 in a jointly traded account)	3,167,000	3,167,000
Total Repurchase Agreements, at Cost and Value		$5,896,000
Total Investments, at Amortized Cost and Value		$15,835,352

Other Assets, Less Liabilities - 0.0%		1,030
Net Assets - 100.0%		$15,836,382

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $15,835,352.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$15,835,352	$—	$15,835,352

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS® Money Market Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 2.0%
Major Banks - 2.0%
Bank of Montreal/Chicago Branch, 0.14%, due 12/12/11	$8,900,000	$8,900,000

Commercial Paper (y) - 61.6%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.32%, due 3/09/12	$13,683,000	$13,670,959

Conglomerates - 2.0%
Siemens Captal Corp., 0.12%, due 12/01/11 (t)	$8,954,000	$8,954,000

Consumer Products - 2.9%
Proctor & Gamble Co., 0.08%, due 1/24/12 (t)	$13,322,000	$13,320,401

Electronics - 3.0%
Emerson Electric Co., 0.07%, due 12/16/11 (t)	$13,618,000	$13,617,603

Financial Institutions - 2.0%
General Electric Capital Corp., 0.1%, due 12/21/11	$9,065,000	$9,064,496

Food & Beverages - 8.8%
Coca-Cola Co., 0.15%, due 1/17/12 (t)	$12,100,000	$12,097,630
Coca-Cola Co., 0.2%, due 4/11/12 (t)	480,000	479,648
Nestle Capital Corp., 0.13%, due 5/29/12 (t)	13,624,000	13,615,144
Pepsico, Inc., 0.06%, due 1/23/12 (t)	2,665,000	2,664,765
Pepsico, Inc., 0.07%, due 1/09/12 (t)	11,010,000	11,009,165

		$39,866,352
Major Banks - 15.4%
ANZ National (International) Ltd., 0.35%, due 1/20/12 (t)	$13,650,000	$13,643,365
Barclays U.S. Funding Corp., 0.12%, due 12/01/11	9,046,000	9,046,000
HSBC USA, Inc., 0.26%, due 2/24/12	13,624,000	13,615,636
JPMorgan Chase & Co., 0.01%, due 12/01/11	13,570,000	13,570,000
Royal Bank of Canada, 0.1%, due 3/13/12	5,322,000	5,320,477
Royal Bank of Canada, 0.13%, due 1/20/12	800,000	799,856
Toronto Dominion Holdings (USA), Inc., 0.14%, due 1/09/12 (t)	13,676,000	13,673,926

		$69,669,260
Medical Equipment - 3.0%
Merck & Co., Inc., 0.07%, due 12/05/11 (t)	$13,430,000	$13,429,896

Other Banks & Diversified Financials - 6.0%
Bank of Nova Scotia, 0.265%, due 1/10/12	$3,268,000	$3,267,038
Bank of Nova Scotia, 0.275%, due 12/19/11	10,135,000	10,133,606
Citigroup Funding, Inc., 0.33%, due 12/01/11	13,642,000	13,642,000

		$27,042,644
Personal Computers & Peripherals - 3.0%
Hewlett Packard Co., 0.17%, due 12/12/11 (t)	$13,598,000	$13,597,294

Pharmaceuticals - 7.5%
Abbott Laboratories, 0.05%, due 12/19/11 (t)	$8,000,000	$7,999,800
Johnson & Johnson, 0.05%, due 1/12/12 (t)	5,702,000	5,701,667
Johnson & Johnson, 0.06%, due 1/25/12 (t)	7,980,000	7,979,269

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - continued
Novartis Finance Corp., 0.09%, due 12/06/11 (t)	$2,972,000	$2,971,963
Sanofi, 0.1%, due 1/13/12 (t)	5,424,000	5,423,352
Sanofi, 0.13%, due 12/13/11 (t)	3,950,000	3,949,829

		$34,025,880
Retailers - 3.0%
Wal-Mart Stores, Inc., 0.07%, due 12/19/11 (t)	$13,398,000	$13,397,531

Tobacco - 2.0%
Philip Morris International, Inc., 0.06%, due 12/06/11 (t)	$8,964,000	$8,963,925
Total Commercial Paper, at Amortized Cost and Value		$278,620,241

U.S. Government Agencies and Equivalents (y) - 23.4%
Fannie Mae, 0.115%, due 12/14/11	$2,157,000	$2,156,910
Fannie Mae, 0.12%, due 12/14/11	12,415,000	12,414,462
Fannie Mae, 0.02%, due 12/28/11	10,000,000	9,999,850
Fannie Mae, 0.06%, due 2/08/12	9,720,000	9,718,882
Fannie Mae, 0.06%, due 2/15/12	4,520,000	4,519,428
Fannie Mae, 0.12%, due 7/02/12	6,000,000	5,995,720
Federal Home Loan Bank, 0.025%, due 12/21/11	13,575,000	13,574,812
Federal Home Loan Bank, 0.025%, due 12/23/11	4,500,000	4,499,931
Federal Home Loan Bank, 0.11%, due 8/14/12	3,400,000	3,397,330
Freddie Mac, 0.015%, due 12/05/11	4,500,000	4,499,993
Freddie Mac, 0.13%, due 12/05/11	12,415,000	12,414,821
Freddie Mac, 0.02%, due 12/27/11	4,520,000	4,519,935
Freddie Mac, 0.025%, due 12/27/11	4,530,000	4,529,918
Freddie Mac, 0.1%, due 8/15/12	13,625,000	13,615,235
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$105,857,227

Floating Rate Demand Notes - 3.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, 12/01/2011	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, 12/01/2011	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 9.4%
Goldman Sachs, 0.1%, dated 11/30/11, due 12/01/11, total to be received $10,755,030 (secured by U.S. Treasury and Federal Agency obligations valued at $10,970,108 in a jointly traded account)	$10,755,000	$10,755,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11, total to be received $31,664,079 (secured by U.S. Treasury and Federal Agency obligations valued at $32,297,406 in a jointly traded account)	31,664,000	31,664,000
Total Repurchase Agreements, at Cost and Value		$42,419,000
Total Investments, at Amortized Cost and Value		$452,896,468

Other Assets, Less Liabilities - (0.2)%		(1,071,165)
Net Assets - 100.0%		$451,825,303

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $452,896,468.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$452,896,468	$—	$452,896,468

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2012

*	Print name and title of each signing officer under his or her signature.